Related Party Disclosures - Additional Information (Details) - Nativus Company Limited and Verlinvest S.A - USD ($) $ in Millions	Jun. 30, 2026	Apr. 18, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value of convertible notes	$ 183.8
Fair value of convertible notes at start		$ 174.0